Shareholder Fees - A I Shares - Ultra-Short Municipal Fund	Jul. 01, 2021
Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of Shares	none
Class I
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of Shares	none